RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		As of September 30,
Accounts	Name of related parties	2024	2023
Related party payables	Shareholder, HUANG Jian Cong	$71,740	$1,017,701
Related party payables	Affiliates of the Company	145,166	93,300